Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Line Items]
Purchased aggregate shares	1,037,340
Purchase price (in Dollars)		$ 5,718,590
IPO [Member]
Private Placement [Line Items]
Sale of price per unit (in Dollars per share)		$ 10
Sale of units		103,734
Purchase price (in Dollars)		$ 1,037,340
Sponsor [Member]
Private Placement [Line Items]
Purchased aggregate shares	5,718,590
Sale of price per unit (in Dollars per share)		$ 10
Sponsor [Member] | Private Placement [Member]
Private Placement [Line Items]
Purchased aggregate shares	571,859
Sale of price per unit (in Dollars per share)	$ 10
Sale of units		571,859
Maxim [Member] | Private Placement [Member]
Private Placement [Line Items]
Purchased aggregate shares	103,734
Sale of price per unit (in Dollars per share)	$ 10